Shareholder Report	12 Months Ended
May 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	true
Amendment Description	The Registrant is filing this Form N-CSR/A to amend the Form N-CSR for the period ended May 31, 2024 originally filed with the Securities and Exchange Commission on July 31, 2024, and amended on September 6, 2024 and October 30, 2024 to include updated, corrected and signed certification for both the principal executive officer and the principal financial officer. Also, the Trust is changing the title on the cover page from Form N-CSR to Annual Financial Statements and Additional Information. In this document, the Trust is including all applicable information contained in Items 7-11 of amended Form N-CSR. Other than the aforementioned revisions, this amendment does not amend, update or change any other items or disclosures found the original Form N-CSR filing for the Registrant submitted on July 31, 2024.
Registrant Name	AMANA MUTUAL FUNDS TRUST
Entity Central Index Key	0000766285
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
C000131515
Shareholder Report [Line Items]
Fund Name	Amana Developing World Fund
Class Name	INSTITUTIONAL SHARES
Trading Symbol	AMIDX
Annual or Semi-Annual Statement [Text Block]	This Annual Shareholder Report contains important information about the Amana Developing World Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.saturna.com/amana/developing-world-fund. You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com.
Additional Information Phone Number	1-800-728-8762
Additional Information Email	investorservices@saturna.com
Additional Information Website	www.saturna.com/amana/developing-world-fund
Expenses [Text Block]

What were the Fund’s costs for the last year?

  (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Institutional Shares	$96.73	0.90%

Expenses Paid, Amount	$ 96.73
Expense Ratio, Percent	0.90%
Average Annual Return [Table Text Block]

Annual Average Total Return

	1 Year	5 Year	10 Year
Institutional Shares	14.95%	8.31%	2.78%
MSCI Emerging Markets Index	12.39%	3.54%	2.66%

AssetsNet	$ 125,834,661
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 833,792
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$125,834,661
# of Portfolio Holdings	41
Advisory Fees Paid	$833,792
Portfolio Turnover Rate	1%

Holdings [Text Block]

Geographic Weightings

% of Total Net Assets

United States	13.5%
China	9.1%
Taiwan	7.4%
India	7.4%
Malaysia	6.5%
Turkey	5.8%
South Korea	5.6%
Philippines	4.5%
Thailand	3.6%
Peru	3.6%

Updated Prospectus Phone Number	1-800-728-8762
C000079787
Shareholder Report [Line Items]
Fund Name	Amana Developing World Fund
Class Name	INVESTOR SHARES
Trading Symbol	AMDWX
Annual or Semi-Annual Statement [Text Block]	This Annual Shareholder Report contains important information about the Amana Developing World Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.saturna.com/amana/developing-world-fund. You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com.
Additional Information Phone Number	1-800-728-8762
Additional Information Email	investorservices@saturna.com
Additional Information Website	www.saturna.com/amana/developing-world-fund
Expenses [Text Block]

What were the Fund’s costs for the last year?

  (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Investor Shares	$121.28	1.13%

Expenses Paid, Amount	$ 121.28
Expense Ratio, Percent	1.13%
Average Annual Return [Table Text Block]

Annual Average Total Return

	1 Year	5 Year	10 Year
Investor Shares	14.65%	8.09%	2.56%
MSCI Emerging Markets Index	12.39%	3.54%	2.66%

AssetsNet	$ 125,834,661
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 833,792
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$125,834,661
# of Portfolio Holdings	41
Advisory Fees Paid	$833,792
Portfolio Turnover Rate	1%

Holdings [Text Block]

Geographic Weightings

% of Total Net Assets

United States	13.5%
China	9.1%
Taiwan	7.4%
India	7.4%
Malaysia	6.5%
Turkey	5.8%
South Korea	5.6%
Philippines	4.5%
Thailand	3.6%
Peru	3.6%

Updated Prospectus Phone Number	1-800-728-8762
C000131514
Shareholder Report [Line Items]
Fund Name	Amana Growth Fund
Class Name	INSTITUTIONAL SHARES
Trading Symbol	AMIGX
Annual or Semi-Annual Statement [Text Block]	This Annual Shareholder Report contains important information about the Amana Growth Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.saturna.com/amana/growth-fund. You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com.
Additional Information Phone Number	1-800-728-8762
Additional Information Email	investorservices@saturna.com
Additional Information Website	www.saturna.com/amana/growth-fund
Expenses [Text Block]

What were the Fund’s costs for the last year?

  (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Institutional Shares	$70.17	0.62%

Expenses Paid, Amount	$ 70.17
Expense Ratio, Percent	0.62%
Average Annual Return [Table Text Block]

Annual Average Total Return

	1 Year	5 Year	10 Year
Institutional Shares	26.34%	18.06%	15.15%
S&P 500 Index	28.19%	15.79%	12.68%

AssetsNet	$ 5,225,172,912
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 27,063,118
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$5,225,172,912
# of Portfolio Holdings	35
Advisory Fees Paid	$27,063,118
Portfolio Turnover Rate	10%

Holdings [Text Block]

Industry Weightings

% of Total Net Assets

Large Pharma	15.0%
Semiconductor Devices	10.7%
Infrastructure Software	9.5%
Semiconductor Manufacturing	9.2%
Communications Equipment	8.9%
Application Software	5.9%
Commercial & Residential Building Equipment & Systems	5.3%
Internet Media & Services	4.4%
Measurement Instruments	4.1%
Life Science & Diagnostics	3.8%
Other Industries	21.8%
Other Assets (net of liabilities)	1.4%

Updated Prospectus Phone Number	1-800-728-8762
C000065109
Shareholder Report [Line Items]
Fund Name	Amana Growth Fund
Class Name	INVESTOR SHARES
Trading Symbol	AMAGX
Annual or Semi-Annual Statement [Text Block]	This Annual Shareholder Report contains important information about the Amana Growth Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.saturna.com/amana/growth-fund. You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com.
Additional Information Phone Number	1-800-728-8762
Additional Information Email	investorservices@saturna.com
Additional Information Website	www.saturna.com/amana/growth-fund
Expenses [Text Block]

What were the Fund’s costs for the last year?

  (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Investor Shares	$98.32	0.87%

Expenses Paid, Amount	$ 98.32
Expense Ratio, Percent	0.87%
Average Annual Return [Table Text Block]

Annual Average Total Return

	1 Year	5 Year	10 Year
Investor Shares	26.03%	17.77%	14.88%
S&P 500 Index	28.19%	15.79%	12.68%

AssetsNet	$ 5,225,172,912
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 27,063,118
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$5,225,172,912
# of Portfolio Holdings	35
Advisory Fees Paid	$27,063,118
Portfolio Turnover Rate	10%

Holdings [Text Block]

Industry Weightings

% of Total Net Assets

Large Pharma	15.0%
Semiconductor Devices	10.7%
Infrastructure Software	9.5%
Semiconductor Manufacturing	9.2%
Communications Equipment	8.9%
Application Software	5.9%
Commercial & Residential Building Equipment & Systems	5.3%
Internet Media & Services	4.4%
Measurement Instruments	4.1%
Life Science & Diagnostics	3.8%
Other Industries	21.8%
Other Assets (net of liabilities)	1.4%

Updated Prospectus Phone Number	1-800-728-8762
C000131513
Shareholder Report [Line Items]
Fund Name	Amana Income Fund
Class Name	INSTITUTIONAL SHARES
Trading Symbol	AMINX
Annual or Semi-Annual Statement [Text Block]	This Annual Shareholder Report contains important information about the Amana Income Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.saturna.com/amana/income-fund. You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com.
Additional Information Phone Number	1-800-728-8762
Additional Information Email	investorservices@saturna.com
Additional Information Website	www.saturna.com/amana/income-fund
Expenses [Text Block]

What were the Fund’s costs for the last year?

  (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Institutional Shares	$83.62	0.76%

Expenses Paid, Amount	$ 83.62
Expense Ratio, Percent	0.76%
Average Annual Return [Table Text Block]

Annual Average Total Return

	1 Year	5 Year	10 Year
Institutional Shares	20.05%	13.33%	9.97%
S&P 500 Index	28.19%	15.79%	12.68%

AssetsNet	$ 1,858,513,701
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 12,682,266
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,858,513,701
# of Portfolio Holdings	33
Advisory Fees Paid	$12,682,266
Portfolio Turnover Rate	10%

Holdings [Text Block]

Industry Weightings

% of Total Net Assets

Large Pharma	21.5%
Infrastructure Software	9.0%
Personal Care Products	6.7%
Semiconductor Manufacturing	6.7%
Industrial Wholesale & Rental	5.7%
Basic & Diversified Chemicals	4.6%
Semiconductor Devices	4.4%
Measurement Instruments	4.2%
Diversified Industrials	3.9%
Automotive Retailers	3.0%
Other Industries	23.6%
Other Assets (net of liabilities)	6.7%

Updated Prospectus Phone Number	1-800-728-8762
C000012979
Shareholder Report [Line Items]
Fund Name	Amana Income Fund
Class Name	INVESTOR SHARES
Trading Symbol	AMANX
Annual or Semi-Annual Statement [Text Block]	This Annual Shareholder Report contains important information about the Amana Income Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.saturna.com/amana/income-fund. You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com.
Additional Information Phone Number	1-800-728-8762
Additional Information Email	investorservices@saturna.com
Additional Information Website	www.saturna.com/amana/income-fund
Expenses [Text Block]

What were the Fund’s costs for the last year?

  (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Investor Shares	$109.87	1.00%

Expenses Paid, Amount	$ 109.87
Expense Ratio, Percent	1.00%
Average Annual Return [Table Text Block]

Annual Average Total Return

	1 Year	5 Year	10 Year
Investor Shares	19.75%	13.08%	9.72%
S&P 500 Index	28.19%	15.79%	12.68%

AssetsNet	$ 1,858,513,701
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 12,682,266
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,858,513,701
# of Portfolio Holdings	33
Advisory Fees Paid	$12,682,266
Portfolio Turnover Rate	10%

Holdings [Text Block]

Industry Weightings

% of Total Net Assets

Large Pharma	21.5%
Infrastructure Software	9.0%
Personal Care Products	6.7%
Semiconductor Manufacturing	6.7%
Industrial Wholesale & Rental	5.7%
Basic & Diversified Chemicals	4.6%
Semiconductor Devices	4.4%
Measurement Instruments	4.2%
Diversified Industrials	3.9%
Automotive Retailers	3.0%
Other Industries	23.6%
Other Assets (net of liabilities)	6.7%

Updated Prospectus Phone Number	1-800-728-8762
C000160667
Shareholder Report [Line Items]
Fund Name	Amana Participation Fund
Class Name	INSTITUTIONAL SHARES
Trading Symbol	AMIPX
Annual or Semi-Annual Statement [Text Block]	This Annual Shareholder Report contains important information about the Amana Participation Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.saturna.com/amana/participation-fund. You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com.
Additional Information Phone Number	1-800-728-8762
Additional Information Email	investorservices@saturna.com
Additional Information Website	www.saturna.com/amana/participation-fund
Expenses [Text Block]

What were the Fund’s costs for the last year?

  (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Institutional Shares	$56.63	0.56%

Expenses Paid, Amount	$ 56.63
Expense Ratio, Percent	0.56%
Average Annual Return [Table Text Block]

Annual Average Total Return

	1 Year	5 Year	Since Inception
Institutional Shares	2.26%	1.56%	1.85%
FTSE IdealRatings Sukuk Index	2.69%	2.24%	2.89%

AssetsNet	$ 199,453,124
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 1,022,016
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$199,453,124
# of Portfolio Holdings	44
Advisory Fees Paid	$1,022,016
Portfolio Turnover Rate	17%

Holdings [Text Block]

Sector Weightings

% of Total Net Assets

Financials	38.4%
Government	18.6%
Real Estate	9.9%
Utilities	9.6%
Communications	7.2%
Industrials	5.7%
Energy	2.8%
Bank Time Deposits	2.0%
Other Assets (net of liabilities)	5.8%

Updated Prospectus Phone Number	1-800-728-8762
C000160666
Shareholder Report [Line Items]
Fund Name	Amana Participation Fund
Class Name	INVESTOR SHARES
Trading Symbol	AMAPX
Annual or Semi-Annual Statement [Text Block]	This Annual Shareholder Report contains important information about the Amana Participation Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.saturna.com/amana/participation-fund. You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com.
Additional Information Phone Number	1-800-728-8762
Additional Information Email	investorservices@saturna.com
Additional Information Website	www.saturna.com/amana/participation-fund
Expenses [Text Block]

What were the Fund’s costs for the last year?

  (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Investor Shares	$80.80	0.80%

Expenses Paid, Amount	$ 80.80
Expense Ratio, Percent	0.80%
Average Annual Return [Table Text Block]

Annual Average Total Return

	1 Year	5 Year	Since Inception
Investor Shares	2.01%	1.29%	1.60%
FTSE IdealRatings Sukuk Index	2.69%	2.24%	2.89%

AssetsNet	$ 199,453,124
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 1,022,016
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$199,453,124
# of Portfolio Holdings	44
Advisory Fees Paid	$1,022,016
Portfolio Turnover Rate	17%

Holdings [Text Block]

Sector Weightings

% of Total Net Assets

Financials	38.4%
Government	18.6%
Real Estate	9.9%
Utilities	9.6%
Communications	7.2%
Industrials	5.7%
Energy	2.8%
Bank Time Deposits	2.0%
Other Assets (net of liabilities)	5.8%

Updated Prospectus Phone Number	1-800-728-8762